UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	November 12, 2007

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	70

Form 13F Information Table Value Total:  	$271,725,000

Bainco International Investors
September 30, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     5713   217970 SH       SOLE                   217970
AT&T Inc.                      COM              00206R102      370     8735 SH       SOLE                     8735
Abbott Laboratories            COM              002824100      275     5128 SH       SOLE                     5128
Abercrombie & Fitch Co         COM              002896207      347     4300 SH       SOLE                     4300
Altria Group Inc               COM              02209S103     5025    72264 SH       SOLE                    72264
American Eagle Outfitters      COM              02553E106     2809   106775 SH       SOLE                   106775
American International Group   COM              026874107      331     4898 SH       SOLE                     4898
Amgen                          COM              031162100      311     5500 SH       SOLE                     5500
Apple Inc                      COM              037833100      907     5910 SH       SOLE                     5910
Applied Materials              COM              038222105     3505   169300 SH       SOLE                   169300
Automatic Data Processing      COM              053015103     3810    82950 SH       SOLE                    82950
Avon Products Inc              COM              054303102     3001    79950 SH       SOLE                    79950
Bank of America                COM              060505104     6446   128234 SH       SOLE                   128234
Baxter International Inc       COM              071813109    10078   179070 SH       SOLE                   179070
Berkshire Hathaway Cl A        COM              084670108     1304       11 SH       SOLE                       11
Best Buy Company Inc           COM              086516101     4093    88950 SH       SOLE                    88950
CVS Caremark Corp              COM              126650100     8963   226155 SH       SOLE                   226155
Charles Schwab Corp            COM              808513105     5907   273475 SH       SOLE                   273475
Chevron Texaco Corp.           COM              166764100      374     4000 SH       SOLE                     4000
Cisco Systems Inc              COM              17275R102     8506   256756 SH       SOLE                   256756
Citigroup Inc                  COM              172967101     6320   135413 SH       SOLE                   135413
Citrix Systems Inc             COM              177376100     5434   134775 SH       SOLE                   134775
Coach Inc                      COM              189754104     3270    69175 SH       SOLE                    69175
ConocoPhillips                 COM              20825C104     8353    95170 SH       SOLE                    95170
Critical Path                  COM              22674V506        1    15411 SH       SOLE                    15411
Cytyc Corporation              COM              232946103      548    11500 SH       SOLE                    11500
Dell Computer                  COM              24702r101     4310   156160 SH       SOLE                   156160
Digimarc Corp                  COM              253807101     2132   236150 SH       SOLE                   236150
Emerson Electric               COM              291011104     5423   101900 SH       SOLE                   101900
EnerNOC Inc                    COM              292764107     4531   118675 SH       SOLE                   118675
Exxon Mobil Corp.              COM              30231g102     9422   101794 SH       SOLE                   101794
Genentech Inc.                 COM              368710406     1248    16000 SH       SOLE                    16000
General Electric               COM              369604103    12048   291015 SH       SOLE                   291015
Hartford Financial Services    COM              416515104     7553    81610 SH       SOLE                    81610
Hexcel Corporation             COM              428291108     6699   294995 SH       SOLE                   294995
Intel Corporation              COM              458140100     1444    55825 SH       SOLE                    55825
International Business Machine COM              459200101      994     8440 SH       SOLE                     8440
JP Morgan Chase                COM              46625h100     8876   193706 SH       SOLE                   193706
Johnson & Johnson              COM              478160104     8313   126527 SH       SOLE                   126527
Juniper Networks Inc.          COM              48203r104     3205    87535 SH       SOLE                    87535
Kraft Foods Inc                COM              50075N104     2832    82063 SH       SOLE                    82063
Lawson Software                COM              52078P102     3768   376450 SH       SOLE                   376450
Maxim Integrated Prods.        COM              57772K101      587    20000 SH       SOLE                    20000
Merck                          COM              589331107      352     6802 SH       SOLE                     6802
Microsoft Corp                 COM              594918104     8579   291205 SH       SOLE                   291205
Mobilepro Corp.                COM              60742e205        4   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     6922   363335 SH       SOLE                   363335
Nortel Networks Corp           COM              656568508      446    26285 SH       SOLE                    26285
Northern Trust Corp            COM              665859104     5630    84950 SH       SOLE                    84950
Office Depot                   COM              676220106      340    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     6736   311150 SH       SOLE                   311150
Orthometrix Inc.               COM              68750M100        7   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103      433    17710 SH       SOLE                    17710
Schering Plough Corp           COM              806605101     8922   282250 SH       SOLE                   282250
Smith International Inc        COM              832110100     8316   116475 SH       SOLE                   116475
Smurfit-Stone Container Corp   COM              832727101     2268   194190 SH       SOLE                   194190
Staples Inc                    COM              855030102     4842   225330 SH       SOLE                   225330
Sun Microsystems               COM              866810104       84    15000 SH       SOLE                    15000
Temple-Inland Inc              COM              879868107     3183    60475 SH       SOLE                    60475
The Cheesecake Factory         COM              163072101     4039   172100 SH       SOLE                   172100
Tiffany & Co.                  COM              886547108      209     4000 SH       SOLE                     4000
Tyler Technologies Inc.        COM              902252105     5971   447262 SH       SOLE                   447262
UnitedHealth Group Inc         COM              91324p102     6013   124150 SH       SOLE                   124150
Valero Energy                  COM              91913Y100      464     6900 SH       SOLE                     6900
Viacom Inc Cl B                COM              92553P201     7023   180224 SH       SOLE                   180224
Wal-Mart Stores                COM              931142103     3820    87525 SH       SOLE                    87525
Willis Group Holdings Limited  COM              G96655108     2872    70150 SH       SOLE                    70150
Windstream Corp                COM              97381w104     4188   296579 SH       SOLE                   296579
Yum Brands Inc.                COM              988498101      203     6000 SH       SOLE                     6000
eBay, Inc.                     COM              278642103      473    12125 SH       SOLE                    12125